Long-Term Debt - Long-Term Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Due within 1 year	$ 926
Due in year 2	731
Due in year 3	1,324
Due in year 4	1,125
Due in year 5	1,605
Thereafter	18,520
Long-term Debt	$ 24,231	$ 21,535